Deferred Revenue - Narrative (Details)	Sep. 30, 2026	Dec. 31, 2025
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unamortized nonrefundable entrance fees		8 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unamortized nonrefundable entrance fees	8 years